UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21339

Morgan Stanley Institutional Liquidity Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	January 31, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Money Market Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2016 (unaudited)

	Face Amount (000)	Value (000)

Certificates of Deposit (14.8%)

Domestic Banks (1.4%)
Citibank New York
0.64%, 6/1/16	$55,000	$55,000
HSBC Bank USA NA
0.60%, 3/17/16	18,000	18,000
		73,000
International Banks (13.4%)
Bank of Montreal,
0.62%, 3/21/16	15,000	15,002
0.63%, 3/24/16	9,000	9,001
Canadian Imperial Bank of Commerce
0.60%, 3/17/16	35,000	35,000
Credit Industriel et Commercial,
0.70%, 3/22/16	27,000	27,000
0.72%, 5/2/16	50,000	50,000
DNB Bank ASA
0.35%, 2/2/16	60,000	60,000
DZ Bank AG
0.66%, 3/24/16	52,000	52,000
Landesbank Hessen Thueringen Girozentrale,
0.55%, 3/17/16	25,000	25,000
0.57%, 2/26/16	65,000	64,975
Mizuho Bank Ltd.
0.67%, 3/31/16	81,000	81,000
Sumitomo Mitsui Banking Corp.,
0.69%, 4/22/16	15,000	15,000
0.70%, 3/21/16 – 4/20/16	101,000	101,000
Sumitomo Mitsui Trust Bank Ltd.,
0.65%, 3/14/16	55,000	55,000
0.70%, 3/28/16 – 3/29/16	100,000	100,000
0.74%, 5/2/16	24,000	24,000
		713,978
Total Certificates of Deposit (Cost $786,978)		786,978

Commercial Paper (a) (12.1%)

Automobiles (0.4%)
Toyota Motor Credit Corp.,
0.52%, 3/17/16 – 3/18/16	24,000	23,984

Domestic Bank (0.9%)
ING US Funding LLC
0.70%, 5/10/16	48,000	47,907

International Banks (10.8%)
Australia & New Zealand Banking Group Ltd.
0.55%, 3/24/16	15,665	15,653
BPCE SA
0.72%, 5/2/16 (b)	60,000	59,891
Danske Corp.
0.32%, 2/4/16	30,000	29,999
DBS Bank Ltd.
0.65%, 3/29/16	33,000	32,966

Erste Abwicklungsanstalt
0.00%, 6/13/16 (c)	25,000	24,941
Macquarie Bank Ltd.
0.70%, 3/17/16	42,000	41,963
Mizuho Bank Ltd.
0.70%, 4/18/16	26,000	25,961
Nationwide Building Society
0.60%, 3/17/16 (b)	11,000	10,992
Nrw. Bank
0.38%, 2/3/16 (b)	175,000	174,996
Sumitomo Mitsui Trust Bank Ltd.
0.65%, 3/17/16 (b)	26,000	25,979
United Overseas Bank Ltd.,
0.64%, 4/1/16	9,000	8,991
0.64%, 4/4/16 (b)	18,000	17,980
0.65%, 4/5/16 – 4/6/16(b)	44,700	44,648
0.66%, 3/21/16	23,000	22,979
0.67%, 4/15/16	10,000	9,986
0.68%, 3/23/16 – 3/24/16	26,000	25,974
		573,899
Total Commercial Paper (Cost $645,790)		645,790

Corporate Bonds (7.1%)

Diversified Financial Services (3.2%)
GE Capital International Funding Co.
0.96%, 4/15/16 (b)	167,627	167,715

Domestic Bank (0.1%)
Credit Suisse USA, Inc.
5.38%, 3/2/16	5,550	5,571

International Banks (3.8%)
ANZ National International Ltd.
1.13%, 3/24/16 (b)	32,291	32,315
Australia & New Zealand Banking Group Ltd.
0.90%, 2/12/16 (c)	10,750	10,751
BNP Paribas
3.60%, 2/23/16	47,119	47,200
BPCE,
1.70%, 4/25/16	11,000	11,017
Commonwealth Bank of Australia
3.25%, 3/17/16 (b)	2,150	2,157
European Investment Bank
10.00%, 5/5/16 (b)	45,000	46,057
ING Bank NV,
1.38%, 3/7/16 (b)(c)	14,220	14,231
4.00%, 3/15/16 (b)	27,705	27,815
Royal Bank of Canada
0.85%, 3/8/16	10,580	10,584
		202,127
Total Corporate Bonds (Cost $375,413)		375,413

Extendible Floating Rate Note (0.7%)

International Bank (0.7%)
Svenska Handelsbanken AB
(Extendible Maturity Date 5/13/16)
0.62%, 5/13/16 (b) (Cost $36,700)	36,700	36,700

Floating Rate Notes (14.8%)

Automobiles (0.5%)
Toyota Motor Credit Corp.
0.58%, 2/26/16	25,000	25,000

Domestic Banks (1.3%)
Bank of America NA
0.78%, 7/22/16	20,000	20,000
JP Morgan Chase Bank NA
0.61%, 6/7/16	25,000	25,000
Wells Fargo Bank NA
0.63%, 6/14/16	26,500	26,500
		71,500
International Banks (13.0%)
ANZ New Zealand International Ltd.
0.61%, 5/3/16 (b)	26,500	26,500
ASB Finance Ltd.
0.69%, 5/31/16 (b)	15,000	15,000
Bank of Montreal,
0.56%, 2/26/16	7,000	7,000
0.63%, 5/20/16	40,000	40,000
Bank of Nova Scotia,
0.60%, 3/22/16	15,000	15,000
0.77%, 7/26/16	35,000	35,000
Credit Industriel et Commercial
0.83%, 7/21/16	25,000	25,000
Credit Suisse,
0.67%, 2/16/16	15,000	15,000
0.70%, 4/25/16	27,500	27,500
0.73%, 5/20/16	10,000	10,000
0.78%, 6/30/16	35,000	35,000
0.79%, 3/11/16	11,275	11,274
0.86%, 7/22/16	20,000	20,000
Erste Abwicklungsanstalt
0.58%, 2/9/16 (b)	25,000	25,000
ING Bank NV
1.40%, 3/7/16 (b)	25,250	25,267
Macquarie Bank Ltd.,
0.66%, 4/8/16 – 4/13/16(b)	55,000	55,000
0.66%, 4/13/16	35,000	35,000
0.67%, 4/21/16 – 4/26/16(b)	46,800	46,800
0.68%, 3/21/16 (b)	10,000	10,000
0.96%, 6/15/16 (b)(c)	11,365	11,369
National Australia Bank Ltd.
0.58%, 4/22/16	13,000	12,999
Oversea Chinese Banking Corporation
0.66%, 5/23/16	30,000	30,000
Royal Bank of Canada
0.59%, 3/10/16	30,000	30,001
Sumitomo Mitsui Banking Corp.
0.69%, 5/27/16	60,000	60,000
Toronto Dominion Bank
0.60%, 5/24/16	38,900	38,900
UBS AG
0.66%, 3/31/16	10,000	10,000

Westpac Banking Corp.
0.62%, 3/23/16 (b)	15,000	15,000
		687,610
Total Floating Rate Notes (Cost $784,110)		784,110

Repurchase Agreements (40.2%)
ABN Amro Securities LLC, (Interest in $900,000 joint repurchase agreement, 0.35% dated 1/29/16 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $900,026 on 2/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 9/20/65; valued at $925,648.)	100,000	100,000
ABN Amro Securities LLC, (0.37%, dated 1/29/16, due 2/1/16; proceeds $45,001; fully collateralized by various Corporate Bonds, 0.93% - 9.00% due 5/3/16 - 12/15/45 and U.S. Government agency securities, 2.51% - 5.50% due 7/1/26 - 2/1/46; valued at $47,200)	45,000	45,000
Bank of Nova Scotia, (0.30%, dated 3/6/15, due 3/4/16; proceeds $25,076; fully collateralized by various U.S. Government agency securities, 1.79% - 5.50% due 3/11/20 - 9/20/45; valued at $25,750) (Demand 2/5/16)	25,000	25,000
Bank of Nova Scotia, (0.39%, dated 1/5/16, due 4/1/16; proceeds $60,057; fully collateralized by various U.S. Government agency securities, 0.71% - 5.00% due 10/20/17 - 12/20/45; valued at $61,427) (Demand 2/5/16)	60,000	60,000
BNP Paribas Securities Corp., (0.35%, dated 1/29/16, due 2/1/16; proceeds $175,005; fully collateralized by various U.S. Government agency securities, 2.50% - 6.00% due 8/1/18 - 11/1/45; valued at $180,281)	175,000	175,000
BNP Paribas Securities Corp., (0.38%, dated 1/29/16, due 2/1/16; proceeds $65,002; fully collateralized by various Corporate Bonds, 2.75% - 9.63% due 3/15/16 – 5/15/87 (d); valued at $68,191)	65,000	65,000
Citigroup Global Markets, Inc., (0.42%, dated 1/29/16, due 2/1/16; proceeds $20,001; fully collateralized by various Common Stocks; valued at $21,000)	20,000	20,000
Citigroup Global Markets, Inc., (0.60%, dated 1/28/16, due 2/29/16; proceeds $55,029; fully collateralized by various Common Stocks; valued at $57,750)	55,000	55,000
Credit Agricole Corp., (Interest in $1,400,000 joint repurchase agreement, 0.35% dated 1/29/16 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $1,400,041 on 2/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 4/1/53; valued at $1,441,000.)	185,000	185,000
Credit Suisse Securities USA, (0.99%, dated 11/13/15, due 5/3/16; proceeds $60,298; fully collateralized by various Corporate Bonds, 4.25% - 10.00% due 4/1/18 - 6/15/25; valued at $63,603) (Demand 2/15/16)	60,000	60,000
HSBC Securities USA, Inc., (0.37%, dated 1/29/16, due 2/1/16; proceeds $15,000; fully collateralized by various Corporate Bonds, 4.88% - 5.75% due 4/15/24 - 3/15/44; valued at $15,754)	15,000	15,000
HSBC Securities USA, Inc., (0.37%, dated 1/29/16, due 2/1/16; proceeds $45,001; fully collateralized by various Corporate Bonds, 0.00% - 7.13% due 7/15/17 - 12/29/49; valued at $47,255)	45,000	45,000
HSBC Securities USA, Inc., (0.47%, dated 1/29/16, due 2/1/16; proceeds $40,002; fully collateralized by various Corporate Bonds, 4.00% - 9.13% due 3/1/17 - 12/9/35; valued at $42,301)	40,000	40,000

ING Financial Markets LLC, (0.37%, dated 1/29/16, due 2/1/16; proceeds $30,001; fully collateralized by various Corporate Bonds, 1.66% - 6.75% due 3/22/18 - 5/1/42; valued at $31,504)	30,000	30,000
ING Financial Markets LLC, (0.50%, dated 1/29/16, due 2/1/16; proceeds $15,001; fully collateralized by various Corporate Bonds, 6.00% - 7.38% due 12/1/17 - 4/23/21; valued at $15,901)	15,000	15,000
JP Morgan Clearing Corp., (0.61%, dated 2/13/15, due 2/8/16; proceeds $5,030; fully collateralized by various Common Stocks; valued at $5,257)	5,000	5,000
JP Morgan Clearing Corp., (0.71%, dated 2/13/15, due 2/8/16; proceeds $30,212; fully collateralized by various Common Stocks and Convertible Bonds, 0.00% due 5/15/18 - 6/1/36; valued at $32,562)	30,000	30,000
JP Morgan Clearing Corp., (0.73%, dated 10/15/15, due 3/4/16; proceeds $30,111; fully collateralized by various Corporate Bonds, 0.00% due 2/6/17 - 4/15/38; valued at $31,810) (Demand 2/16/16)	30,000	30,000
Merrill Lynch Pierce Fenner & Smith, (0.80%, dated 12/2/15, due 5/3/16; proceeds $15,061; fully collateralized by various Common Stocks, a Convertible Bond, 4.00% due 11/15/29 and a Convertible Preferred Stock; valued at $15,852) (Demand 2/1/16)	15,000	15,000
Natixis, (Interest in $1,000,000 joint repurchase agreement, 0.36% dated 1/29/16 under which Natixis, will repurchase the securities provided as collateral for $1,000,030 on 2/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 9/20/45; valued at $1,022,248.)	200,000	200,000
RBC Capital Markets LLC, (0.56%, dated 12/17/15, due 2/5/16; proceeds $40,056; fully collateralized by various Corporate Bonds, 1.38% - 7.95% due 4/27/16 – 10/21/45 (d); valued at $42,000)	40,000	40,000
RBC Capital Markets LLC, (0.80%, dated 12/11/15, due 3/9/16; proceeds $25,055; fully collateralized by various Corporate Bonds, 3.88% - 8.88% due 2/1/18 - 9/15/39 and U.S. Government agency securities, 1.75% - 6.00% due 3/1/18 - 1/20/46; valued at $25,780) (Demand 2/11/16)	25,000	25,000
Scotia Capital USA, Inc., (0.47%, dated 1/29/16, due 2/1/16; proceeds $55,002; fully collateralized by various Corporate Bonds, 3.38% - 9.75% due 4/15/16 - 4/1/23; valued at $58,318)	55,000	55,000
SG Americas Securities, (0.49%, dated 1/29/16, due 2/1/16; proceeds $25,001; fully collateralized by various Corporate Bonds, 2.16% - 6.75% due 3/1/16 - 1/23/46; valued at $26,234)	25,000	25,000
Societe Generale, (0.37%, dated 1/29/16, due 2/1/16; proceeds $350,011; fully collateralized by various U.S. Government agency securities, 0.66% - 4.00% due 10/1/22 - 1/1/46 and a U.S. Government obligation, 2.25% due 11/15/24; valued at $360,373)	350,000	350,000
Wells Fargo Bank NA, (Interest in $450,000 joint repurchase agreement, 0.36% dated 1/29/16 under which Wells Fargo Bank NA, will repurchase the securities provided as collateral for $450,014 on 2/1/16. The security provided as collateral at the end of the period held with BNY Mellon, tri-party agent, was a U.S. Government agency security with a maturity of 7/1/45; valued at $463,206.)	50,000	50,000
Wells Fargo Securities LLC, (0.34%, dated 1/27/16, due 2/3/16; proceeds $50,003; fully collateralized by various U.S. Government agency securities, 3.50% due 12/1/45; valued at $51,513)	50,000	50,000
Wells Fargo Securities LLC, (Interest in $850,000 joint repurchase agreement, 0.36% dated 1/29/16 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $850,026 on 2/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 2/1/46; valued at $875,386.)	200,000	200,000

Wells Fargo Securities LLC, (0.37%, dated 1/29/16, due 2/1/16; proceeds $25,001; fully collateralized by various Corporate Bonds, 4.75% - 9.75% due 6/15/20 - 12/1/45; valued at $26,251)	25,000	25,000
Wells Fargo Securities LLC, (0.37%, dated 1/29/16, due 2/1/16; proceeds $55,002; fully collateralized by various Corporate Bonds, 2.80% - 9.63% due 5/1/19 - 5/15/67; valued at $57,750)	55,000	55,000
Wells Fargo Securities LLC, (0.68%, dated 11/30/15, due 2/29/16; proceeds $10,017; fully collateralized by various Corporate Bonds, 4.13% - 10.00% due 5/15/19 - 12/15/23; valued at $10,600)	10,000	10,000
Wells Fargo Securities LLC, (1.02%, dated 1/26/16, due 4/26/16; proceeds $35,090; fully collateralized by various Common Stocks, Convertible Bonds, 0.00% - 5.00% due 11/15/16 - 9/30/43, Convertible Preferred Stocks and a Preferred Stock; valued at $38,922)	35,000	35,000
Total Repurchase Agreements (Cost $2,135,000)		2,135,000

Time Deposits (10.1%)

International Banks (10.1%)
Credit Agricole CIB Grand Cayman
0.28%, 2/1/16	260,000	260,000
Skandinaviska Enskilda Banken AB
0.27%, 2/1/16	275,000	275,000
Total Time Deposits (Cost $535,000)		535,000

U.S. Agency Security (0.6%)
Federal Home Loan Bank
0.48%, 3/11/16 (e) (Cost $33,982)	34,000	33,982
Total Investments (100.4%) (Cost $5,332,973) (f)(g)		5,332,973
Liabilities in Excess of Other Assets (-0.4%)		(23,532)
Net Assets (100.0%)		$5,309,441

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security – Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Security is subject to delayed delivery.
(d)

Perpetual – One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of January 31, 2016.

(e)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(f)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(g)	The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	40.1%
Certificates of Deposit	14.8
Floating Rate Notes	14.7
Commercial Paper	12.1
Time Deposits	10.0
Corporate Bonds	7.0
Other*	1.3
Total Investments	100.0%

* Industries and/or investment types representing less than 5% of total investments.

Prime Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2016 (unaudited)

	Face Amount (000)	Value (000)

Certificates of Deposit (13.5%)

Domestic Banks (1.4%)
Citibank New York
0.64%, 6/1/16	$205,000	$205,000
HSBC Bank USA NA
0.60%, 3/17/16	80,000	80,000
		285,000
International Banks (12.1%)
Bank of Montreal,
0.62%, 3/21/16	60,000	60,008
0.63%, 3/24/16	34,000	34,005
Canadian Imperial Bank of Commerce
0.60%, 3/17/16	170,000	170,000
Credit Industriel et Commercial,
0.51%, 3/16/16	195,000	195,000
0.70%, 3/22/16	99,000	99,000
0.72%, 5/2/16	200,000	200,000
DZ Bank AG
0.66%, 3/24/16	205,000	205,000
Landesbank Hessen-Thueringen Girozentrale
0.55%, 3/17/16	104,000	104,000
Mizuho Bank Ltd.
0.67%, 3/31/16	305,000	305,000
Sumitomo Mitsui Banking Corp.,
0.68%, 4/22/16	45,000	45,000
0.70%, 3/21/16 – 4/20/16	447,000	447,000
Sumitomo Mitsui Trust Bank Ltd.,
0.65%, 3/14/16	200,000	200,000
0.70%, 3/28/16 – 3/29/16	225,000	225,000
0.74%, 5/2/16	104,000	104,000
		2,393,013
Total Certificates of Deposit (Cost $2,678,013)		2,678,013

Commercial Paper (a) (12.8%)

Automobiles (0.5%)
Toyota Motor Credit Corp.,
0.52%, 3/17/16 – 3/18/16	104,000	103,932

Domestic Banks (2.3%)
ABN Amro Funding USA LLC
0.63%, 3/17/16	250,000	249,803
ING US Funding LLC
0.70%, 5/10/16	202,000	201,611
		451,414
Food & Beverage (0.7%)
Coca-Cola Co.,
0.45%, 3/15/16 – 3/16/16(b)	98,000	97,947
0.45%, 3/21/16	33,000	32,980
		130,927

International Banks (9.3%)
Credit Agricole Corporate and Investment Bank,
0.28%, 2/1/16	500,000	500,000
0.73%, 5/2/16	200,000	199,631
Danske Corp.,
0.32%, 2/4/16	150,000	149,996
0.70%, 4/20/16	40,000	39,939
DBS Bank Ltd.,
0.65%, 3/29/16	121,000	120,876
Mizuho Bank Ltd.
0.70%, 4/18/16	103,000	102,846
Nationwide Building Society
0.60%, 3/17/16 (b)	52,000	51,961
Sumitomo Mitsui Trust Bank Ltd.
0.65%, 3/17/16 (b)	121,000	120,902
United Overseas Bank Ltd.,
0.64%, 4/1/16	40,000	39,957
0.64%, 4/4/16 (b)	82,000	81,908
0.65%, 4/5/16 – 4/6/16(b)	204,900	204,661
0.66%, 3/21/16	102,000	101,908
0.67%, 4/15/16	41,000	40,943
0.68%, 3/23/16 – 3/24/16	97,000	96,905
		1,852,433
Total Commercial Paper (Cost $2,538,706)		2,538,706

Corporate Bond (0.2%)

International Bank (0.2%)
Australia & New Zealand Banking Group Ltd.
0.51%, 2/12/16 (Cost $41,480)	41,475	41,480

Floating Rate Notes (25.1%)

Automobiles (0.5%)
Toyota Motor Credit Corp.
0.58%, 2/18/16	110,000	110,000

Computer Technology (0.1%)
Apple, Inc.
0.38%, 2/3/16	12,500	12,498

Diversified Financial Services (0.1%)
Caterpillar Financial Services Corp.
0.65%, 2/26/16	13,000	13,000

Domestic Banks (7.8%)
Bank of America NA,
0.56%, 4/19/16	250,000	250,000
0.78%, 7/22/16	80,000	80,000
HSBC Bank USA NA,
0.62%, 5/2/16 – 5/3/16	250,000	250,000
0.74%, 6/24/16	200,000	200,000
JP Morgan Chase Bank NA
0.61%, 3/7/16	420,000	420,000
Wells Fargo Bank NA
0.39%, 2/22/16 (b)	352,000	352,000
		1,552,000
International Banks (16.6%)
Bank of Montreal,
0.56%, 2/26/16	28,000	28,000
0.63%, 5/20/16	215,000	215,000

Bank of Nova Scotia,
0.60%, 3/22/16	230,000	230,000
0.77%, 7/26/16	120,000	120,000
Canadian Imperial Bank of Commerce
0.61%, 4/15/16	30,000	29,998
Cooperatieve Rabobank UA
1.01%, 3/18/16	28,673	28,687
Credit Industriel et Commercial
0.83%, 7/21/16	120,000	120,000
Credit Suisse,
0.67%, 2/16/16	85,000	85,000
0.70%, 4/25/16	112,000	112,000
0.73%, 5/20/16	185,000	185,000
0.74%, 6/6/16	19,100	19,092
0.78%, 6/30/16	125,000	125,000
0.79%, 3/11/16	92,080	92,078
0.86%, 7/22/16	105,000	105,000
National Australia Bank Ltd.
0.58%, 4/22/16	59,000	58,995
Oversea Chinese Banking Corp.
0.66%, 5/23/16	200,000	200,000
Royal Bank of Canada,
0.59%, 3/10/16	140,000	140,003
0.73%, 6/30/16	350,000	349,995
Sumitomo Mitsui Banking Corp.
0.69%, 5/27/16	410,000	410,000
Toronto Dominion Bank
0.60%, 5/24/16	207,800	207,800
UBS AG
0.66%, 3/31/16	425,000	425,000
		3,286,648
Total Floating Rate Notes (Cost $4,974,146)		4,974,146

Repurchase Agreements (42.9%)
ABN Amro Securities LLC, (Interest in $900,000 joint repurchase agreement, 0.35% dated 01/29/16 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $900,026 on 2/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 9/20/65; valued at $925,648.)	200,000	200,000
ABN Amro Securities LLC, (0.37%, dated 1/29/16, due 2/1/16; proceeds $235,007; fully collateralized by various Corporate Bonds, 0.41% - 9.15% due 2/1/16 - 12/15/45, U.S. Government agency securities, 2.33% - 7.50% due 12/1/16 - 1/20/46 and a U.S. Government obligation, 0.00% due 2/11/16; valued at $245,675)	235,000	235,000
Bank of America, (0.34%, dated 1/29/16, due 2/1/16; proceeds $150,004; fully collateralized by a U.S. Government agency security, 3.00% due 4/1/45; valued at $154,354)	150,000	150,000
Bank of Nova Scotia, (0.30%, dated 3/4/15, due 3/4/16; proceeds $100,305; fully collateralized by various U.S. Government agency securities, 1.13% - 6.00% due 3/20/18 - 9/20/45; valued at $103,047) (Demand 2/5/16)	100,000	100,000
Bank of Nova Scotia, (0.30%, dated 3/6/15, due 4/1/16; proceeds $275,898; fully collateralized by various U.S. Government agency securities, 1.79% - 6.00% due 2/1/23 - 10/20/45; valued at $283,366) (Demand 2/5/16)	275,000	275,000
Bank of Nova Scotia, (0.39%, dated 1/5/16, due 3/4/16; proceeds $500,321; fully collateralized by various U.S. Government agency securities, 1.13% - 6.00% due 2/13/17 - 11/1/45; valued at $514,593) (Demand 2/5/16)	500,000	500,000

BNP Paribas Securities Corp., (0.35%, dated 1/29/16, due 2/1/16; proceeds $398,012; fully collateralized by various U.S. Government agency securities, 1.63% - 7.50% due 4/1/16 - 1/15/51 and U.S. Government obligations, 0.00% - 2.00% due 5/31/21 - 2/15/45; valued at $409,761)	398,000	398,000
BNP Paribas Securities Corp., (0.38%, dated 1/29/16, due 2/1/16; proceeds $260,008; fully collateralized by various Corporate Bonds, 0.77% - 9.88% due 4/15/16 - 3/1/47; valued at $273,028)	260,000	260,000
BNP Paribas Securities Corp., (0.60%, dated 1/29/16, due 2/5/16; proceeds $50,006; fully collateralized by various Corporate Bonds, 2.76% - 10.75% due 1/15/19 - 6/1/25; valued at $53,033)	50,000	50,000
Citigroup Global Markets, Inc., (0.42%, dated 1/29/16, due 2/1/16; proceeds $80,003; fully collateralized by various Common Stocks; valued at $84,000)	80,000	80,000
Citigroup Global Markets, Inc., (0.60%, dated 1/28/16, due 2/29/16; proceeds $45,024; fully collateralized by various Common Stocks; valued at $47,250)	45,000	45,000
Credit Agricole Corp., (Interest in $1,400,000 joint repurchase agreement, 0.35% dated 1/29/16 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $1,400,041 on 2/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 4/1/53; valued at $1,441,000.)	735,000	735,000
Credit Suisse Securities USA, (0.99%, dated 11/13/15, due 5/3/16; proceeds $120,278; fully collateralized by various Corporate Bonds, 5.13% - 10.75% due 5/15/17 - 2/15/27; valued at $127,204) (Demand 2/15/16)	120,000	120,000
Federal Reserve Bank of New York, (0.25%, dated 1/29/16, due 2/1/16; proceeds $1,025,021; fully collateralized by a U.S. Government obligation, 3.50% due 5/15/20; valued at $1,026,740)	1,025,000	1,025,000
HSBC Securities USA, Inc., (0.33%, dated 1/29/16, due 2/1/16; proceeds $485,013; fully collateralized by various U.S. Government agency securities, 3.00% - 6.50% due 5/1/22 - 3/1/45; valued at $499,554)	485,000	485,000
HSBC Securities USA, Inc., (0.37%, dated 1/29/16, due 2/1/16; proceeds $135,004; fully collateralized by various Corporate Bonds, 0.00% - 8.50% due 2/16/16 - 12/09/45 (c); valued at $141,965)	135,000	135,000
HSBC Securities USA, Inc., (0.37%, dated 1/29/16, due 2/1/16; proceeds $65,002; fully collateralized by various Corporate Bonds, 1.25% - 8.00% due 9/14/16 - 6/16/45; valued at $68,252)	65,000	65,000
HSBC Securities USA, Inc., (0.47%, dated 1/29/16, due 2/1/16; proceeds $200,008; fully collateralized by various Corporate Bonds, 4.88% - 11.00% due 3/1/17 - 11/15/28; valued at $212,004)	200,000	200,000
ING Financial Markets LLC, (0.34%, dated 1/29/16, due 2/1/16; proceeds $50,001; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 5/1/42 - 9/1/42; valued at $51,501)	50,000	50,000
ING Financial Markets LLC, (0.37%, dated 1/29/16, due 2/1/16; proceeds $33,001; fully collateralized by various Corporate Bonds, 1.66% - 6.88% due 3/22/18 - 3/15/25; valued at $34,652)	33,000	33,000
ING Financial Markets LLC, (0.50%, dated 1/29/16, due 2/1/16; proceeds $43,502; fully collateralized by various Corporate Bonds, 5.38% - 10.00% due 5/1/18 - 4/1/23; valued at $46,111)	43,500	43,500
JP Morgan Clearing Corp., (0.61%, dated 2/13/15, due 6/8/16; proceeds $75,607; fully collateralized by various Common Stocks; valued at $78,857) (Demand 2/8/16)	75,000	75,000
JP Morgan Clearing Corp., (0.71%, dated 2/13/15, due 6/8/16; proceeds $222,076; fully collateralized by various Common Stocks and Convertible Bonds, 0.00% due 5/15/18 - 6/1/36; valued at $237,605) (Demand 2/8/16)	220,000	220,000

JP Morgan Clearing Corp., (0.73%, dated 10/15/15, due 3/4/16; proceeds $110,350; fully collateralized by various Corporate Bonds, 0.00% due 2/15/16 - 11/15/66; valued at $116,635) (Demand 2/16/16)	110,000	110,000
Merrill Lynch Pierce Fenner & Smith, (0.80%, dated 12/2/15, due 5/3/16; proceeds $230,562; fully collateralized by various Common Stocks, Preferred Stocks and U.S. Government obligations, 0.13% - 4.00% due 4/15/16 - 2/15/42; valued at $234,764) (Demand 2/1/16)	230,000	230,000
Natixis, (Interest in $2,000,000 joint repurchase agreement, 0.35% dated 1/29/16 under which Natixis, will repurchase the securities provided as collateral for $2,000,058 on 2/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/45; valued at $2,041,206.	344,000	344,000
Natixis, (Interest in $1,000,000 joint repurchase agreement, 0.36% dated 1/29/16 under which Natixis, will repurchase the securities provided as collateral for $1,000,030 on 2/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 9/20/45; valued at $1,022,248.)	350,000	350,000
RBC Capital Markets LLC, (0.56%, dated 12/17/15, due 2/9/16; proceeds $235,196; fully collateralized by various Corporate Bonds, 0.61% - 10.18% due 2/22/16 - 2/12/55; valued at $246,742) (Demand 2/5/16)	235,000	235,000
RBC Capital Markets LLC, (0.80%, dated 12/11/15, due 3/9/16; proceeds $35,046; fully collateralized by various Corporate Bonds, 4.63% - 10.50% due 3/15/18 - 12/15/33 and U.S. Government agency securities, 1.75% - 8.00% due 8/20/24 - 2/1/46; valued at $36,214) (Demand 2/11/16)	35,000	35,000
Scotia Capital USA, Inc., (0.47%, dated 1/29/16, due 2/1/16; proceeds $280,011; fully collateralized by various Corporate Bonds, 3.38% - 9.75% due 3/15/16 - 4/1/23; valued at $296,928)	280,000	280,000
SG Americas Securities, (0.49%, dated 1/29/16, due 2/1/16; proceeds $88,004; fully collateralized by various Corporate Bonds, 1.05% - 10.75% due 4/15/16 - 11/15/45 (c); valued at $92,943)	88,000	88,000
Societe Generale, (0.37%, dated 1/29/16, due 2/1/16; proceeds $350,011; fully collateralized by various U.S. Government agency securities, 2.00% - 8.00% due 10/1/17 - 1/1/46; valued at $360,833)	350,000	350,000
Wells Fargo Bank NA, (Interest in $450,000 joint repurchase agreement, 0.36% dated 1/29/16 under which Wells Fargo Bank NA, will repurchase the securities provided as collateral for $450,014 on 2/1/16. The security provided as collateral at the end of the period held with BNY Mellon, tri-party agent, was a U.S. Government agency security with a maturity of 7/1/45; valued at $463,206.)	100,000	100,000
Wells Fargo Securities LLC, (0.34%, dated 1/27/16, due 2/3/16; proceeds $100,007; fully collateralized by various U.S. Government agency securities, 3.50% - 4.00% due 1/1/35 - 1/1/46; valued at $102,998)	100,000	100,000
Wells Fargo Securities LLC, (Interest in $850,000 joint repurchase agreement, 0.36% dated 1/29/16 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $850,026 on 2/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 2/1/46; valued at $875,386.)	350,000	350,000
Wells Fargo Securities LLC, (0.37%, dated 1/29/16, due 2/1/16; proceeds $195,006; fully collateralized by various Corporate Bonds, 3.65% - 9.25% due 10/17/16 - 6/15/68 (c); valued at $204,725)	195,000	195,000

Wells Fargo Securities LLC, (0.37%, dated 1/29/16, due 2/1/16; proceeds $75,002; fully collateralized by various Corporate Bonds, 2.00% - 7.50% due 11/6/18 - 6/15/67 (c); valued at $78,735)	75,000	75,000
Wells Fargo Securities LLC, (0.68%, dated 11/30/15, due 2/29/16; proceeds $130,223; fully collateralized by various Corporate Bonds, 3.18% - 10.50% due 2/1/16 - 11/1/66 (c); valued at $137,795)	130,000	130,000
Wells Fargo Securities LLC, (1.02%, dated 1/26/16, due 4/26/16; proceeds $50,129; fully collateralized by various Common Stocks, Convertible Bonds, 0.25% - 3.25% due 11/15/16 - 9/30/43 (c), a Convertible Preferred Stock and Preferred Stock; valued at $54,670)	50,000	50,000
Total Repurchase Agreements (Cost $8,501,500)		8,501,500

Tax-Exempt Instruments (0.1%)

Weekly Variable Rate Bonds (0.1%)
Minnesota Housing Finance Agency,
Residential Housing Finance 2007 Ser J (Taxable)
0.20%, 7/1/38	2,975	2,975
Residential Housing Finance 2007 Ser T (Taxable)
0.20%, 7/1/48	9,770	9,770
Total Tax-Exempt Instruments (Cost $12,745)		12,745

Time Deposits (4.6%)

Domestic Bank (0.9%)
Bank of New York Mellon Corp.
0.25%, 2/1/16	175,000	175,000

International Banks (3.7%)
Credit Agricole CIB Grand Cayman
0.24%, 2/1/16	635,000	635,000
Lloyds TSB Bank PLC
0.28%, 2/1/16	100,000	100,000
		735,000
Total Time Deposits (Cost $910,000)		910,000

U.S. Agency Security (0.8%)
Federal Home Loan Bank
0.48%, 3/11/16 (d) (Cost $154,919)	155,000	154,919
Total Investments (100.0%) (Cost $19,811,509) (e)		19,811,509
Other Assets in Excess of Liabilities (0.0%) (f)		5,051
Net Assets (100.0%)		$19,816,560

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security – Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Perpetual – One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of January 31, 2016.

(d)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(e)	The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.
(f)	Amount is less than 0.05%.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	42.9%
Floating Rate Notes	25.1
Certificates of Deposit	13.5
Commercial Paper	12.8
Other*	5.7
Total Investments	100.0%

* Industries and/or investment types representing less than 5% of total investments.

Government Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2016 (unaudited)

	Face Amount (000)	Value (000)

Repurchase Agreements (50.1%)
ABN Amro Securities LLC, (Interest in $900,000 joint repurchase agreement, 0.35% dated 1/29/16 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $900,026 on 2/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 9/20/65; valued at $925,648.)	$447,000	$447,000
Bank of America, (0.32%, dated 1/29/16, due 2/1/16; proceeds $1,700,045; fully collateralized by a U.S. Government obligation, 1.13% due 1/15/19; valued at $1,736,682)	1,700,000	1,700,000
Bank of America, (0.34%, dated 1/29/16, due 2/1/16; proceeds $100,003; fully collateralized by a U.S. Government agency security, 3.00% due 4/1/45; valued at $103,236)	100,000	100,000
Bank of Montreal, (0.31%, dated 1/14/16, due 2/16/16; proceeds $200,057; fully collateralized by cash and various U.S. Government obligations, 0.00% - 3.13% due 3/10/16 - 2/15/45; valued at $204,004) (Demand 2/5/16)	200,000	200,000
Bank of Montreal, (0.32%, dated 1/29/16, due 2/1/16; proceeds $50,001; fully collateralized by cash and various U.S. Government obligations, 0.00% - 9.25% due 1/31/16 - 11/15/45; valued at $51,349)	50,000	50,000
Bank of Montreal, (0.32%, dated 1/8/16, due 2/8/16; proceeds $316,087; fully collateralized by various U.S. Government agency securities, 1.08% - 5.00% due 2/13/18 - 11/1/45 and U.S. Government obligations, 0.75% - 7.88% due 10/31/17 - 8/15/23; valued at $325,583) (Demand 2/5/16)	316,000	316,000
Bank of Montreal, (0.33%, dated 1/29/16, due 2/1/16; proceeds $55,002; fully collateralized by various U.S. Government agency securities, 0.38% - 8.20% due 2/19/16 - 12/26/31; valued at $56,139)	55,000	55,000
Bank of Montreal, (0.35%, dated 12/10/15, due 2/2/16; proceeds $200,105; fully collateralized by various U.S. Government agency securities, 2.00% - 6.50% due 3/1/22 - 11/1/45 and U.S. Government obligations, 1.38% - 7.88% due 6/30/18 - 8/15/23; valued at $205,928)	200,000	200,000
Bank of Nova Scotia, (0.30%, dated 3/4/15, due 3/4/16; proceeds $87,265; fully collateralized by various U.S. Government agency securities, 1.79% - 6.00% due 2/1/23 - 12/20/45; valued at $89,563) (Demand 2/5/16)	87,000	87,000
Bank of Nova Scotia, (0.38%, dated 8/4/15, due 8/4/16; proceeds $363,408; fully collateralized by various U.S. Government agency securities, 1.79% - 5.38% due 7/1/19 - 10/20/45; valued at $372,811) (Demand 2/5/16)	362,000	362,000
Bank of Nova Scotia, (0.39%, dated 1/5/16, due 1/5/17; proceeds $863,427; fully collateralized by various U.S. Government agency securities, 1.25% - 6.00% due 2/13/17 - 11/20/45; valued at $885,893) (Demand 2/5/16)	860,000	860,000
Bank of Nova Scotia, (0.40%, dated 10/7/15, due 9/12/16; proceeds $411,553; fully collateralized by various U.S. Government agency securities, 1.13% - 6.00% due 9/22/17 - 6/20/61; valued at $422,346) (Demand 2/5/16)	410,000	410,000
Bank of Nova Scotia, (0.40%, dated 1/26/16, due 8/26/16; proceeds $100,237; fully collateralized by various U.S. Government agency securities, 2.00% - 7.00% due 11/1/20 - 1/1/46; valued at $102,965) (Demand 2/5/16)	100,000	100,000

BNP Paribas Securities Corp., (0.35%, dated 1/29/16, due 2/1/16; proceeds $27,001; fully collateralized by various U.S. Government agency securities, 0.88% - 5.50% due 3/20/23 - 12/1/43; valued at $27,810)	27,000	27,000
BNP Paribas Securities Corp., (0.38%, dated 8/5/15, due 8/5/16; proceeds $501,929; fully collateralized by various U.S. Government agency securities, 1.63% - 7.00% due 4/1/16 - 1/20/65 and U.S. Government obligations, 0.00% - 1.75% due 5/15/18 - 10/31/20; valued at $514,923) (Demand 2/5/16)	500,000	500,000
Citibank NA, (0.34%, dated 1/27/16, due 2/3/16; proceeds $500,033; fully collateralized by various U.S. Government agency securities, 0.75% - 9.00% due 6/13/16 - 10/20/45 and U.S. Government obligations, 0.00% - 9.13% due 2/15/16 - 5/15/45; valued at $509,197)	500,000	500,000
Citigroup Global Markets, Inc., (0.25%, dated 1/29/16, due 2/1/16; proceeds $150,003; fully collateralized by various U.S. Government obligations, 0.88% - 2.00% due 10/31/16 - 11/30/21; valued at $152,956)	150,000	150,000
Citigroup Global Markets, Inc., (0.32%, dated 1/28/16, due 2/4/16; proceeds $200,012; fully collateralized by various U.S. Government obligations, 1.25% - 3.13% due 12/31/18 - 5/15/19; valued at $204,364)	200,000	200,000
Credit Agricole Corp., (Interest in $1,650,000 joint repurchase agreement, 0.33% dated 1/29/16 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $1,650,045 on 2/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 9/30/20; valued at $1,683,174.)	500,000	500,000
Credit Agricole Corp., (0.34%, dated 1/26/16, due 2/2/16; proceeds $400,026; fully collateralized by various U.S. Government obligations, 0.00% - 1.38% due 2/15/44 - 8/15/44; valued at $407,987)	400,000	400,000
Credit Agricole Corp., (Interest in $1,400,000 joint repurchase agreement, 0.35% dated 1/29/16 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $1,400,041 on 2/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 4/1/53; valued at $1,441,000.)	343,000	343,000
Federal Reserve Bank of New York, (0.25%, dated 1/29/16, due 2/1/16; proceeds $1,550,032; fully collateralized by various U.S. Government obligations, 1.50% - 5.25% due 1/31/19 - 8/15/43; valued at $1,549,426)	1,550,000	1,550,000
HSBC Securities USA, Inc., (0.33%, dated 1/29/16, due 2/1/16; proceeds $200,006; fully collateralized by various U.S. Government agency securities, 3.50% - 5.50% due 11/1/42 - 8/1/48; valued at $206,003)	200,000	200,000
ING Financial Markets LLC, (0.32%, dated 1/28/16, due 2/4/16; proceeds $300,019; fully collateralized by various U.S. Government obligations, 1.25% - 4.75% due 1/31/20 - 2/15/37; valued at $306,004)	300,000	300,000
ING Financial Markets LLC, (0.33%, dated 1/29/16, due 2/5/16; proceeds $300,019; fully collateralized by various U.S. Government obligations, 0.63% - 2.38% due 3/31/16 - 8/15/24; valued at $312,079)	300,000	300,000
ING Financial Markets LLC, (0.34%, dated 1/29/16, due 2/1/16; proceeds $200,006; fully collateralized by various U.S. Government agency securities, 3.50% - 5.00% due 3/1/26 - 4/1/43; valued at $206,003)	200,000	200,000

ING Financial Markets LLC, (0.34%, dated 1/29/16, due 2/5/16; proceeds $500,033; fully collateralized by various U.S. Government agency securities, 3.00% - 6.50% due 3/1/21 - 12/1/45; valued at $515,002)	500,000	500,000
ING Financial Markets LLC, (0.39%, dated 1/20/16, due 4/22/16; proceeds $95,096; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 10/1/28 - 5/1/42; valued at $97,852)	95,000	95,000
ING Financial Markets LLC, (0.39%, dated 1/4/16, due 3/21/16; proceeds $230,192; fully collateralized by various U.S. Government agency securities, 3.50% - 5.50% due 6/1/26 - 4/1/45; valued at $236,900)	230,000	230,000
ING Financial Markets LLC, (0.40%, dated 12/17/15, due 3/17/16; proceeds $150,152; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 12/1/30 - 6/1/45; valued at $154,501)	150,000	150,000
ING Financial Markets LLC, (0.40%, dated 12/18/15, due 3/17/16; proceeds $235,235; fully collateralized by various U.S. Government agency securities, 3.50% - 5.50% due 3/1/26 - 12/1/45; valued at $242,051)	235,000	235,000
ING Financial Markets LLC, (0.40%, dated 12/28/15, due 3/21/16; proceeds $21,520; fully collateralized by a U.S. Government agency security, 4.00% due 1/1/45; valued at $22,147)	21,500	21,500
Merrill Lynch Pierce Fenner & Smith, (Interest in $420,000 joint repurchase agreement, 0.32% dated 1/29/16 under which Merrill Lynch Pierce Fenner & Smith, will repurchase the securities provided as collateral for $420,011 on 2/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/31/20; valued at $428,037.)	170,000	170,000
Merrill Lynch Pierce Fenner & Smith, (Interest in $250,000 joint repurchase agreement, 0.34% dated 1/29/16 under which Merrill Lynch Pierce Fenner & Smith, will repurchase the securities provided as collateral for $250,007 on 2/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 11/20/44; valued at $257,823.)	250,000	250,000
Merrill Lynch Pierce Fenner & Smith, (0.37%, dated 1/28/16, due 3/18/16; proceeds $500,257; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 11/15/42 - 12/20/45; valued at $514,897) (Demand 2/5/16)	500,000	500,000
Natixis, (Interest in $2,000,000 joint repurchase agreement, 0.35% dated 1/29/16 under which Natixis, will repurchase the securities provided as collateral for $2,000,058 on 2/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/45; valued at $2,041,206.)	715,000	715,000
Natixis, (Interest in $1,000,000 joint repurchase agreement, 0.36% dated 1/29/16 under which Natixis, will repurchase the securities provided as collateral for $1,000,030 on 2/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 9/20/45; valued at $1,022,248.)	450,000	450,000
RBC Capital Markets LLC, (0.15%, dated 10/29/15, due 4/26/16; proceeds $422,317; fully collateralized by various U.S. Government obligations, 0.00% - 8.75% due 3/3/16 - 8/15/45; valued at $430,564) (Demand 2/5/16)	422,000	422,000

RBC Capital Markets LLC, (0.17%, dated 11/5/15, due 2/3/16; proceeds $550,234; fully collateralized by various U.S. Government agency securities, 2.50% - 3.50% due 3/1/30 - 1/20/46; valued at $566,816)	550,000	550,000
RBC Capital Markets LLC, (0.26%, dated 9/18/15, due 3/17/16; proceeds $475,621; fully collateralized by various U.S. Government agency securities, 2.59% - 4.00% due 10/1/44 - 12/20/45; valued at $489,422) (Demand 2/5/16)	475,000	475,000
RBC Capital Markets LLC, (0.35%, dated 12/17/15, due 3/17/16; proceeds $500,442; fully collateralized by various U.S. Government agency securities, 2.26% - 5.00% due 9/1/26 - 1/1/46; valued at $515,298) (Demand 2/5/16)	500,000	500,000
Societe Generale, (0.31%, dated 1/4/16, due 2/3/16; proceeds $500,129; fully collateralized by various U.S. Government obligations, 0.00% - 5.25% due 4/7/16 - 5/15/45; valued at $510,092)	500,000	500,000
Societe Generale, (0.32%, dated 1/19/16, due 2/19/16; proceeds $400,110; fully collateralized by various U.S. Government obligations, 0.00% - 7.63% due 7/21/16 - 4/15/28; valued at $407,681) (Demand 2/5/16)	400,000	400,000
Societe Generale, (0.32%, dated 1/8/16, due 2/9/16; proceeds $300,085; fully collateralized by various U.S. Government obligations, 0.00% - 3.63% due 2/11/16 - 2/15/44; valued at $306,142) (Demand 2/5/16)	300,000	300,000
Societe Generale, (0.33%, dated 1/5/16, due 2/5/16; proceeds $350,099; fully collateralized by various U.S. Government obligations, 0.00% - 8.13% due 2/11/16 - 2/15/45; valued at $356,688)	350,000	350,000
Societe Generale, (0.34%, dated 1/27/16, due 2/25/16; proceeds $425,116; fully collateralized by various U.S. Government obligations, 0.00% - 8.75% due 2/11/16 - 2/15/45; valued at $433,627) (Demand 2/5/16)	425,000	425,000
Societe Generale, (0.36%, dated 1/29/16, due 2/26/16; proceeds $250,070; fully collateralized by various U.S. Government obligations, 0.00% - 8.50% due 3/3/16 - 8/15/44; valued at $255,045)	250,000	250,000
Societe Generale, (0.37%, dated 1/29/16, due 2/1/16; proceeds $100,003; fully collateralized by various U.S. Government agency securities, 1.91% - 3.50% due 10/1/25 - 3/1/45; valued at $103,111)	100,000	100,000
TD Securities USA LLC, (0.34%, dated 1/26/16, due 2/2/16; proceeds $250,017; fully collateralized by various U.S. Government agency securities, 3.50% - 4.00% due 3/1/26 - 9/1/45 and U.S. Government obligations, 0.00% - 3.00% due 4/28/16 - 5/15/45; valued at $255,169)	250,000	250,000
TD Securities USA LLC, (0.34%, dated 1/27/16, due 2/3/16; proceeds $250,017; fully collateralized by various U.S. Government agency securities, 2.50% - 3.50% due 1/1/28 - 9/1/45; valued at $257,565)	250,000	250,000
Wells Fargo Bank NA, (Interest in $300,000 joint repurchase agreement, 0.34% dated 1/29/16 under which Wells Fargo Bank NA, will repurchase the securities provided as collateral for $300,009 on 2/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 3/31/20; valued at $306,102.)	150,000	150,000
Wells Fargo Bank NA, (Interest in $450,000 joint repurchase agreement, 0.36% dated 1/29/16 under which Wells Fargo Bank NA, will repurchase the securities provided as collateral for $450,014 on 2/1/16. The security provided as collateral at the end of the period held with BNY Mellon, tri-party agent, was a U.S. Government agency security with a maturity of 7/1/45; valued at $463,206.)	300,000	300,000
Wells Fargo Securities LLC, (0.30%, dated 12/10/15, due 3/10/16; proceeds $60,046; fully collateralized by various U.S. Government obligations, 0.00% - 2.13% due 5/15/16 - 12/31/21; valued at $62,220)	60,000	60,000

Wells Fargo Securities LLC, (0.34%, dated 1/26/16, due 2/2/16; proceeds $175,012; fully collateralized by various U.S. Government agency securities, 3.50% - 5.00% due 9/1/30 - 1/1/46; valued at $180,444)	175,000	175,000
Wells Fargo Securities LLC, (Interest in $250,000 joint repurchase agreement, 0.34% dated 1/29/16 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $250,007 on 2/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 1/15/24; valued at $254,867.)	250,000	250,000
Wells Fargo Securities LLC, (0.34%, dated 1/27/16, due 2/3/16; proceeds $600,040; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 12/1/30 - 1/1/46; valued at $618,572)	600,000	600,000
Wells Fargo Securities LLC, (Interest in $850,000 joint repurchase agreement, 0.36% dated 1/29/16 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $850,026 on 2/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 2/1/46; valued at $875,386.)	300,000	300,000
Wells Fargo Securities LLC, (0.38%, dated 1/5/16, due 3/18/16; proceeds $10,008; fully collateralized by a U.S. Government obligation, 0.00% due 2/4/16; valued at $10,200)	10,000	10,000
Wells Fargo Securities LLC, (0.39%, dated 1/4/16, due 3/17/16; proceeds $570,451; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 10/1/30 - 12/1/45; valued at $587,444)	570,000	570,000
Wells Fargo Securities LLC, (0.39%, dated 1/5/16, due 3/18/16; proceeds $130,103; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 1/1/31 - 1/1/46; valued at $134,070)	130,000	130,000
Wells Fargo Securities LLC, (0.40%, dated 12/21/15, due 3/18/16; proceeds $408,399; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 8/1/30 - 12/1/45; valued at $420,538)	408,000	408,000
Wells Fargo Securities LLC, (0.40%, dated 12/22/15, due 3/18/16; proceeds $45,044; fully collateralized by a U.S. Government agency security, 3.50% due 1/1/46; valued at $46,321)	45,000	45,000
Total Repurchase Agreements (Cost $21,143,500)		21,143,500

U.S. Agency Securities (44.8%)
Federal Farm Credit Bank,
0.26%, 8/15/16 (a)	80,000	79,998
0.37%, 8/30/16 (a)	75,000	75,000
0.38%, 4/6/16 (a)	150,000	149,997
0.40%, 8/9/16 – 9/23/16(a)	244,000	243,987
0.41%, 5/20/16 – 12/19/16(a)	395,540	395,546
0.43%, 7/24/17 (a)	175,000	175,027
0.45%, 7/26/17 (a)	299,000	298,955
0.46%, 5/15/17 – 8/28/17(a)	240,000	240,037
0.48%, 7/28/16 – 8/10/17(a)	171,000	170,991
0.51%, 7/29/16 (b)	141,250	140,892
0.56%, 12/4/17 (a)	200,000	200,000
0.59%, 6/20/16 (b)	60,000	59,862
0.64%, 6/17/16 (b)	465,000	463,867
Federal Home Loan Bank,
0.21%, 2/10/17 (a)	380,000	379,938
0.23%, 2/14/17 (a)	525,000	524,913

0.24%, 2/21/17 (a)	250,000	249,958
0.32%, 3/2/16 (b)	585,000	584,846
0.36%, 3/4/16 (b)	490,000	489,843
0.37%, 5/18/16 – 9/13/16(a)	700,000	700,000
0.38%, 2/18/16 – 1/17/17(a)	475,000	474,966
0.39%, 5/26/16 – 9/8/16(a)	483,500	483,500
0.40%, 8/26/16 – 9/2/16(a)	310,000	309,998
0.41%, 2/3/16 (b)	500,000	499,989
0.42%, 3/28/16 – 8/18/17(a)	540,000	540,000
0.43%, 5/16/16 – 3/17/17(a)	693,000	692,945
0.45%, 8/1/16 – 8/2/16(a)(c)	506,000	505,996
0.46%, 9/1/16 (a)(c)	449,000	449,000
0.46%, 6/24/16 (a)	300,000	299,992
0.48%, 3/9/16 – 3/11/16(b)	556,000	555,718
0.60%, 6/17/16	50,000	49,886
0.61%, 6/17/16	210,000	209,516
0.62%, 6/15/16 (b)	354,100	353,277
0.63%, 6/3/16 (b)	410,100	409,217
0.64%, 6/10/16 – 6/20/16(b)	361,500	360,623
0.65%, 6/10/16	403,400	402,453
0.65%, 7/8/16 (b)	500,000	498,574
Federal Home Loan Mortgage Corporation,
0.25%, 11/14/16 (a)	250,000	249,999
0.38%, 8/24/16 (a)	230,000	230,000
0.39%, 2/18/16 (a)	467,000	466,997
0.41%, 6/15/16 (a)	375,000	374,979
0.42%, 7/21/16 (a)	809,000	808,961
0.43%, 4/20/17 (a)	247,600	247,554
0.47%, 4/27/17 (a)	335,000	334,916
0.51%, 4/25/16 – 4/27/16(b)	1,928,000	1,925,679
0.52%, 5/4/16 (b)	50,000	49,933
0.56%, 7/21/17 (a)	400,000	399,940
Federal National Mortgage Association,
0.43%, 9/8/17 (a)	123,000	122,980
0.44%, 10/5/17 (a)	668,500	668,329
0.51%, 10/21/16 (a)	200,000	199,993
0.62%, 6/8/16 – 6/15/16(b)	150,981	150,638
Total U.S. Agency Securities (Cost $18,950,205)		18,950,205

U.S. Treasury Securities (4.0%)
U.S. Treasury Bill
0.59%, 6/16/16 (d)	940,000	937,922
U.S. Treasury Notes,
3.25%, 6/30/16 – 7/31/16	738,000	746,473
Total U.S. Treasury Securities (Cost $1,684,395)		1,684,395
Total Investments (98.9%) (Cost $41,778,100) (e)(f)		41,778,100
Other Assets in Excess of Liabilities (1.1%)		466,654
Net Assets (100.0%)		$42,244,754

(a)	Variable/Floating Rate Security – Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2016.
(b)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(c)	Security is subject to delayed delivery.
(d)	Rate shown is the yield to maturity at January 31, 2016.
(e)	Securities are available for collateral in connection with purchase of securities purchased on a forward commitment basis.
(f)	The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	50.6%
U.S. Agency Securities	45.4
Other*	4.0
Total Investments	100.0%

* Industries and/or investment types representing less than 5% of total investments.

Government Securities Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2016 (unaudited)

	Face Amount (000)	Value (000)

U.S. Agency Securities (75.8%)
Federal Home Loan Bank,
0.27%, 2/1/16 – 2/9/16(a)	$2,100	$2,100
0.30%, 2/3/16 – 2/19/16(a)	5,146	5,146
0.32%, 2/12/16 (a)	600	600
0.33%, 2/4/16 – 2/26/16(a)	1,843	1,843
0.35%, 2/1/16 – 3/3/16(a)	1,479	1,479
0.36%, 2/3/16 – 3/9/16(a)	1,191	1,191
0.38%, 2/3/16 (a)	200	200
0.39%, 4/20/16 (a)	800	799
0.40%, 2/3/16 – 3/9/16(a)	400	400
0.45%, 4/19/16 – 5/13/16(a)	350	349
0.50%, 7/8/16 (a)	505	504
0.65%, 7/1/16 (a)	135	134
Total U.S. Agency Securities (Cost $14,745)		14,745

U.S. Treasury Security (10.3%)
U.S. Treasury Bill
0.30%, 2/25/16 (b) (Cost $2,000)	2,000	2,000
Total Investments (86.1%) (Cost $16,745) (c)		16,745
Other Assets in Excess of Liabilities (13.9%)		2,693
Net Assets (100.0%)		$19,438

(a)                                 Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(b)                                 Rate shown is the yield to maturity at January 31, 2016.

(c)                                  The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Agency Securities	88.1%
U.S. Treasury Security	11.9
Total Investments	100.0%

Treasury Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2016 (unaudited)

	Face Amount (000)	Value (000)

Repurchase Agreements (61.7%)
ABN Amro Securities LLC, (Interest in $550,000 joint repurchase agreement, 0.32% dated 1/29/16 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $550,015 on 2/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/15/45; valued at $561,146.)	$550,000	$550,000
Bank of America, (0.32%, dated 1/29/16, due 2/1/16; proceeds $300,008; fully collateralized by a U.S. Government obligation, 1.13% due 1/15/19; valued at $306,473)	300,000	300,000
Bank of Montreal, (0.31%, dated 1/14/16, due 2/16/16; proceeds $200,057; fully collateralized by various U.S. Government obligations, 0.00% - 3.88% due 3/10/16 - 2/15/43; valued at $204,052) (Demand 2/5/16)	200,000	200,000
Bank of Montreal, (0.32%, dated 1/29/16, due 2/1/16; proceeds $50,001; fully collateralized by various U.S. Government obligations, 0.00% - 9.25% due 1/31/16 - 11/15/45; valued at $51,000)	50,000	50,000
Bank of Nova Scotia, (0.27%, dated 9/8/15, due 3/7/16; proceeds $500,679; fully collateralized by various U.S. Government obligations, 0.00% - 8.88% due 1/31/16 - 2/15/45; valued at $510,110) (Demand 2/5/16)	500,000	500,000
Bank of Nova Scotia, (0.34%, dated 1/29/16, due 2/1/16; proceeds $100,003; fully collateralized by various U.S. Government obligations, 0.00% - 8.50% due 2/4/16 - 2/15/45; valued at $101,965)	100,000	100,000
Bank of Nova Scotia, (0.36%, dated 1/26/16, due 8/26/16; proceeds $400,853; fully collateralized by various U.S. Government obligations, 0.00% - 7.50% due 2/4/16 - 2/15/45; valued at $408,438) (Demand 2/5/16)	400,000	400,000
BNP Paribas Securities Corp., (0.33%, dated 1/29/16, due 2/1/16; proceeds $2,250,062; fully collateralized by various U.S. Government obligations, 0.00% - 8.75% due 3/31/16 - 11/15/45; valued at $2,295,627)	2,250,000	2,250,000
Citigroup Global Markets, Inc., (0.32%, dated 1/28/16, due 2/4/16; proceeds $300,019; fully collateralized by various U.S. Government obligations, 0.38% - 1.63% due 7/31/16 - 8/15/22; valued at $306,736)	300,000	300,000
Credit Agricole Corp., (Interest in $1,650,000 joint repurchase agreement, 0.33% dated 1/29/16 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $1,650,045 on 2/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 9/30/20; valued at $1,683,174.)	1,150,000	1,150,000
Federal Reserve Bank of New York, (0.25%, dated 1/29/16, due 2/1/16; proceeds $250,005; fully collateralized by various U.S. Government obligations, 1.50% - 2.00% due 1/31/19 - 11/30/20; valued at $249,324)	250,000	250,000
HSBC Securities USA, Inc., (0.31%, dated 1/29/16, due 2/1/16; proceeds $1,250,032; fully collateralized by various U.S. Government obligations, 0.00% due 2/15/16 - 11/15/45; valued at $1,275,000)	1,250,000	1,250,000
ING Financial Markets LLC, (0.32%, dated 1/29/16, due 2/1/16; proceeds $200,005; fully collateralized by various U.S. Government obligations, 1.38% - 2.50% due 6/30/17 - 9/30/18; valued at $204,000)	200,000	200,000

Merrill Lynch Pierce Fenner & Smith, (Interest in $420,000 joint repurchase agreement, 0.32% dated 1/29/16 under which Merrill Lynch Pierce Fenner & Smith, will repurchase the securities provided as collateral for $420,011 on 2/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/31/20; valued at $428,037.)	250,000	250,000
Natixis, (Interest in $2,000,000 joint repurchase agreement, 0.35% dated 1/29/16 under which Natixis, will repurchase the securities provided as collateral for $2,000,058 on 2/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/45; valued at $2,041,206.)	900,000	900,000
Societe Generale, (0.31%, dated 1/4/16, due 2/3/16; proceeds $250,065; fully collateralized by various U.S. Government obligations, 0.00% - 8.13% due 2/11/16 - 5/15/44; valued at $255,085)	250,000	250,000
Societe Generale, (0.32%, dated 1/19/16, due 2/19/16; proceeds $200,055; fully collateralized by various U.S. Government obligations, 0.00% - 9.25% due 2/11/16 - 2/15/45; valued at $204,157) (Demand 2/5/16)	200,000	200,000
Societe Generale, (0.33%, dated 1/5/16, due 2/5/16; proceeds $150,043; fully collateralized by various U.S. Government obligations, 1.25% - 8.75% due 5/15/17 - 2/15/44; valued at $152,981)	150,000	150,000
Societe Generale, (0.33%, dated 1/6/16, due 2/8/16; proceeds $300,091; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 2/11/16 - 1/15/26; valued at $305,844) (Demand 2/5/16)	300,000	300,000
Societe Generale, (0.34%, dated 1/27/16, due 2/25/16; proceeds $75,021; fully collateralized by various U.S. Government obligations, 0.00% - 5.50% due 4/15/17 - 5/15/44; valued at $76,521) (Demand 2/5/16)	75,000	75,000
Societe Generale, (0.35%, dated 1/29/16, due 2/1/16; proceeds $1,000,029; fully collateralized by various U.S. Government obligations, 0.00% - 4.50% due 2/11/16 - 8/15/25; valued at $1,019,718)	1,000,000	1,000,000
Societe Generale, (0.36%, dated 1/29/16, due 2/26/16; proceeds $200,056; fully collateralized by various U.S. Government obligations, 0.88% - 2.25% due 11/30/17 - 11/15/24; valued at $203,812)	200,000	200,000
TD Securities USA LLC, (0.32%, dated 1/27/16, due 2/3/16; proceeds $250,016; fully collateralized by various U.S. Government obligations, 0.00% - 6.50% due 2/11/16 - 11/15/44; valued at $255,003)	250,000	250,000
Wells Fargo Bank NA, (Interest in $300,000 joint repurchase agreement, 0.34% dated 1/29/16 under which Wells Fargo Bank NA, will repurchase the securities provided as collateral for $300,009 on 2/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 3/31/20; valued at $306,102.)	150,000	150,000
Wells Fargo Securities LLC, (0.30%, dated 12/10/15, due 3/10/16; proceeds $35,027; fully collateralized by a U.S. Government obligation, 0.88% due 11/30/16; valued at $35,651)	35,000	35,000
Wells Fargo Securities LLC, (0.38%, dated 1/4/16, due 3/17/16; proceeds $570,439; fully collateralized by various U.S. Government obligations, 0.13% - 1.75% due 1/31/16 - 5/15/23; valued at $581,162)	570,000	570,000
Wells Fargo Securities LLC, (0.38%, dated 1/5/16, due 3/18/16; proceeds $80,062; fully collateralized by various U.S. Government obligations, 0.63% due 10/15/16 - 2/15/17; valued at $81,660)	80,000	80,000

Wells Fargo Securities LLC, (0.39%, dated 12/22/15, due 3/18/16; proceeds $265,250; fully collateralized by various U.S. Government obligations, 0.88% - 1.75% due 5/31/16 - 8/31/20; valued at $270,262)	265,000	265,000
Total Repurchase Agreements (Cost $12,175,000)		12,175,000

U.S. Treasury Securities (33.2%)
U.S. Treasury Bills,
0.28%, 3/17/16 (a)	175,000	174,939
0.50%, 7/7/16 (a)	575,000	573,746
0.58%, 6/16/16 (a)	100,000	99,782
0.59%, 6/16/16 (a)	600,000	598,674
U.S. Treasury Notes,
0.25%, 4/15/16	100,000	99,987
0.36%, 10/31/16 (b)	155,000	154,944
0.37%, 4/30/16 (b)	200,000	200,017
0.38%, 4/30/17 – 7/31/17(b)	1,508,000	1,506,987
0.47%, 10/31/17 (b)	540,000	539,344
1.50%, 7/31/16	400,000	401,611
2.00%, 4/30/16	75,000	75,280
3.25%, 5/31/16 – 7/31/16	1,950,000	1,971,111
4.88%, 8/15/16	150,000	153,515
Total U.S. Treasury Securities (Cost $6,549,937)		6,549,937
Total Investments (94.9%) (Cost $18,724,937) (c)		18,724,937
Other Assets in Excess of Liabilities (5.1%)		997,442
Net Assets (100.0%)		$19,722,379

(a)                                 Rate shown is the yield to maturity at January 31, 2016.

(b)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2016.

(c)                                  The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	65.0%
U.S. Treasury Securities	35.0
Total Investments	100.0%

Treasury Securities Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2016 (unaudited)

	Face Amount (000)	Value (000)

U.S. Treasury Securities (97.2%)
U.S. Treasury Bills,
0.01%, 2/11/16 (a)(b)	$180,000	$179,990
0.10%, 3/31/16 (a)	150,000	149,975
0.11%, 3/31/16 (a)	485,000	484,917
0.14%, 2/4/16(a)	425,000	424,995
0.19%, 2/4/16 (a)	75,000	74,999
0.20%, 2/4/16 (a)	1,255,000	1,254,979
0.22%, 2/11/16 (a)	1,325,000	1,324,919
0.23%, 3/10/16 (a)	30,000	29,993
0.25%, 2/4/16 – 3/24/16(a)	1,930,000	1,929,669
0.26%, 2/18/16 – 3/31/16(a)	755,000	754,791
0.27%, 3/17/16 (a)	150,000	149,949
0.28%, 2/25/16 – 3/17/16(a)	900,000	899,734
0.29%, 2/25/16 (a)	300,000	299,942
0.30%, 2/25/16 (a)	1,498,000	1,497,705
0.50%, 7/7/16 (a)	475,000	473,964
0.52%, 6/23/16 (a)	150,000	149,693
0.53%, 6/30/16 (a)	185,000	184,595
0.58%, 6/16/16 (a)	270,000	269,413
U.S. Treasury Notes,
0.25%, 4/15/16	55,000	54,992
0.36%, 10/31/16 (c)	45,000	44,983
0.37%, 4/30/16 (c)	1,230,000	1,230,099
0.38%, 7/31/16 – 7/31/17(c)	1,585,000	1,583,933
0.38%, 2/15/16 – 3/31/16	165,000	165,018
0.47%, 10/31/17 (c)	310,000	309,551
2.00%, 4/30/16	204,000	204,795
2.13%, 2/29/16	500,000	500,778
2.25%, 3/31/16	250,000	250,848
2.38%, 3/31/16	140,000	140,500
2.63%, 4/30/16	270,000	271,491
3.25%, 6/30/16 – 7/31/16	770,000	778,437
4.50%, 2/15/16 (b)	290,000	290,471
Total Investments (97.2%) (Cost $16,360,118) (d)(e)		16,360,118
Other Assets in Excess of Liabilities (2.8%)		471,682
Net Assets (100.0%)		$16,831,800

(a)                                 Rate shown is the yield to maturity at January 31, 2016.

(b)                                 Security is subject to delayed delivery.

(c)                                  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2016.

(d)                                 Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(e)                                  The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	100.0%

Tax-Exempt Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2016 (unaudited)

	Face Amount (000)	Value (000)

Tax-Exempt Instruments (99.8%)

Weekly Variable Rate Bonds (73.2%)
Arizona Health Facilities Authority, Banner Health Ser 2015 C
0.01%, 1/1/46	$2,000	$2,000
California, Ser 2005 A Subser A-3
0.01%, 5/1/40	1,800	1,800
Charlotte, NC, Water & Sewer System Ser 2006 B
0.01%, 7/1/36	2,195	2,195
Colorado Springs, CO,
Utilities System Sub Lien Ser 2004 A
0.01%, 11/1/23	1,955	1,955
Utilities System Sub Lien Ser 2005 A
0.01%, 11/1/35	2,695	2,695
District of Columbia, The Pew Charitable Trusts Ser 2008 A
0.01%, 4/1/38	9,515	9,515
Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligated Group Ser 2012 I-3
0.01%, 11/15/33	1,700	1,700
Houston, TX,
Combined Utility System First Lien Ser 2004 B-5
0.01%, 5/15/34	2,000	2,000
Combined Utility System First Lien Ser 2004 B-6
0.01%, 5/15/34	2,100	2,100
JEA, FL, Water & Sewer System Sub Ser 2008 A-2
0.01%, 10/1/42	3,600	3,600
Massachusetts Department of Transportation, Metropolitan Highway System Contract Assistance Ser 2010 A-7
0.01%, 1/1/29	3,700	3,700
New York City Municipal Water Finance Authority, NY, Water & Sewer System Fiscal 2008 Subser B-1B
0.01%, 6/15/24	3,500	3,500
New York City Transitional Finance Authority, NY,
Future Tax Fiscal 2010 Ser F Subser F-5
0.01%, 2/1/35	2,900	2,900
Future Tax Fiscal 2013 Ser C-5
0.01%, 11/1/41	1,400	1,400
New York City, NY, Fiscal 2008 Ser J Subser J-3
0.01%, 8/1/23	2,900	2,900
North Texas Tollway Authority, TX, Ser 2009 D
0.01%, 1/1/49	1,800	1,800
Orlando Utilities Commission, FL, Utility System Ser 2008-2
0.01%, 10/1/33	1,300	1,300
Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2
0.01%, 11/1/38	2,800	2,800
Private Colleges & Universities Authority, GA, Emory University Ser 2005 B-2
0.01%, 9/1/35	3,650	3,650
Tender Option Bond Series Trust, AZ, Salt River Project Agricultural Improvement & Power District Electric System Ser 2015 A Floater Receipts Ser 2015-ZM0125
0.01%, 6/1/23 (a)	1,850	1,850
Tender Option Bond Series Trust, NC, Duke University Ser 2015 B Floater Receipts Ser 2015-XF2167
0.02%, 10/1/23 (a)	1,600	1,600
Tender Option Bond Series Trust, NY, Utility Debt Securitization Authority Restructuring Ser 2015 Floater Receipts Ser 2015-ZM0122
0.01%, 6/15/23 (a)	1,500	1,500

Triborough Bridge & Tunnel Authority, NY, Ser 2002 F
0.02%, 11/1/32	1,295	1,295
University of Massachusetts Building Authority, Senior Ser 2011-1
0.02%, 11/1/34	3,295	3,295
University of Texas Regents,
Financing System Ser 2007 B
0.01%, 8/1/34	2,990	2,990
Financing System Ser 2008 B
0.01%, 8/1/32	2,000	2,000
Permanent University Fund Ser 2008 A
0.01%, 7/1/37	3,320	3,320
Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc. Ser 2012 A Stage Trust Ser 2012-33C
0.03%, 5/15/39 (a)	3,195	3,195
		74,555
Daily Variable Rate Bonds (15.8%)
East Baton Rouge Parish, LA, Exxon Mobil Corporation Ser 2010 A
0.01%, 8/1/35	2,300	2,300
Mississippi Business Finance Corporation, Chevron USA Ser 2007 A
0.01%, 12/1/30	4,750	4,750
New York City Municipal Water Finance Authority, NY, Water & Sewer System Fiscal 2008 Ser B-3
0.01%, 6/15/25	1,700	1,700
New York City Transitional Finance Authority, NY,
Future Tax Fiscal 2010 Ser G Subser G-5
0.01%, 5/1/34	1,400	1,400
Future Tax Fiscal 2014 Ser D Subser D-3
0.01%, 2/1/44	3,300	3,300
New York City, NY, Fiscal 2013 Ser F Subser F-3
0.01%, 3/1/42	2,600	2,600
		16,050
Closed-End Investment Company (5.9%)
Nuveen AMT-Free Municipal Income Fund, VRDP Ser 2
0.09%, 12/1/40 (a)	6,000	6,000

Commercial Paper (4.9%)
Montgomery County, MD, 2010 Ser B BANs
0.01%, 2/3/16 (b)	5,000	5,000
Total Investments (99.8%) (Cost $101,605) (c)		101,605
Other Assets in Excess of Liabilities (0.2%)		187
Net Assets (100.0%)		$101,792

(a)                                                    144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)                                                    The rates shown are the effective yields at the date of purchase.

(c)                                                     The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

AMT                                      Alternative Minimum Tax.

BANs                                   Bond Anticipation Notes.

VRDP                                 Variable Rate Demand Preferred.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	73.4%
Daily Variable Rate Bonds	15.8
Closed-End Investment Company	5.9
Other*	4.9
Total Investments	100.0%

*                      Industries and/or investment types representing less than 5% of total investments.

Summary of Tax-Exempt Instruments by State/Territory

State/Territory	Value (000)	Percent of Net Assets
New York	$22,495	22.1%
Texas	14,210	14.0
District of Columbia	9,515	9.3
Florida	9,400	9.2
Massachusetts	6,995	6.9
Other	6,000	5.9
Maryland	5,000	4.9
Mississippi	4,750	4.7
Colorado	4,650	4.6
Arizona	3,850	3.8
North Carolina	3,795	3.7
Georgia	3,650	3.6
Utah	3,195	3.1
Louisiana	2,300	2.2
California	1,800	1.8
	$101,605	99.8%

Morgan Stanley Institutional Liquidity Funds

Notes to the Portfolio of Investments • January 31, 2016 (unaudited)

Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio’s investments as of January 31, 2016.

Money Market Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$786,978	$—	$786,978
Commercial Paper	—	645,790	—	645,790
Corporate Bonds	—	375,413	—	375,413
Extendible Floating Rate Note	—	36,700	—	36,700
Floating Rate Notes	—	784,110	—	784,110
Repurchase Agreements	—	2,135,000	—	2,135,000
Time Deposits	—	535,000	—	535,000
U.S. Agency Security	—	33,982	—	33,982
Total Assets	$—	$5,332,973	$—	$5,332,973

Prime Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$2,678,013	$—	$2,678,013
Commercial Paper	—	2,538,706	—	2,538,706
Corporate Bond	—	41,480	—	41,480
Floating Rate Notes	—	4,974,146	—	4,974,146
Repurchase Agreements	—	8,501,500	—	8,501,500
Tax-Exempt Instruments
Weekly Variable Rate Bonds	—	12,745	—	12,745
Time Deposits	—	910,000	—	910,000
U.S. Agency Security	—	154,919	—	154,919
Total Assets	$—	$19,811,509	$—	$19,811,509

Government Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$21,143,500	$—	$21,143,500
U.S. Agency Securities	—	18,950,205	—	18,950,205
U.S. Treasury Securities	—	1,684,395	—	1,684,395
Total Assets	$—	$41,778,100	$—	$41,778,100

Government Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Agency Securities	$—	$14,745	$—	$14,745
U.S. Treasury Security	—	2,000	—	2,000
Total Assets	$—	$16,745	$—	$16,745

Treasury Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$12,175,000	$—	$12,175,000
U.S. Treasury Securities	—	6,549,937	—	6,549,937
Total Assets	$—	$18,724,937	$—	$18,724,937

Treasury Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$16,360,118	$—	$16,360,118
Total Assets	$—	$16,360,118	$—	$16,360,118

Tax-Exempt Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Tax-Exempt Instruments
Weekly Variable Rate Bonds	$—	$74,555	$—	$74,555
Daily Variable Rate Bonds	—	16,050	—	16,050
Closed-End Investment Company	—	6,000	—	6,000
Commercial Paper	—	5,000	—	5,000
Total Assets	$—	$101,605	$—	$101,605

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of January 31, 2016, the Portfolios did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 17, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 17, 2016